Balance Sheet Components (Details) - Schedule of accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable, allowance for doubtful accounts [Abstract]
Beginning balance	$ 437	$ 650
(Reversal of) Provision for allowance for doubtful accounts	(95)	364
Write offs	(218)	(592)
Impacts of foreign currency translation	39	15
Ending balance	$ 163	$ 437